Note 14 - Summarized Financial Information of Citizens Holding Company - Statements of Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income		$ 1,854	$ 9,620	$ 7,494
(Gain) on sale of real estate acquired in foreclosure		0	(27)	(323)
Writedown on Other Real Estate		0	42	914
Stock compensation expense		138	157	161
Net cash provided by operating activities		5,523	13,760	17,491
Net cash (used in) provided by investing activities		(9,786)	(88,349)	98,616
Dividends paid to shareholders		(4,042)	(5,377)	(5,370)
Net cash (used in) provided by financing activities		70,145	23,947	(79,179)
Net (decrease) increase in cash		65,882	(50,642)	36,928
Cash and cash equivalents, beginning of year		28,594	79,236	42,308
Cash and cash equivalents, end of year		94,476	28,594	79,236
Parent Company [Member]
Net income		1,854	9,620	7,494
Equity in undistributed earnings of the Bank [1]	[1],[2]	2,109	(4,546)	(3,995)
(Gain) on sale of real estate acquired in foreclosure		(21)	0	0
Writedown on Other Real Estate		37	0	0
Stock compensation expense		140	157	161
Increase in other assets		(32)	(94)	(60)
Increase in other liabilities		(320)	318	0
Net cash provided by operating activities		3,767	5,455	3,600
Decrease (increase) in ownership in subsidiary		0	38	(18,000)
Increase in other real estate owned		(38)	(38)	0
Proceeds from sale of other real estate owned		21	21	0
Net cash (used in) provided by investing activities		(17)	21	(18,000)
Dividends paid to shareholders		(4,042)	(5,377)	(5,370)
Proceeds from borrowings on secured line of credit		0	0	18,000
Net cash (used in) provided by financing activities		(4,042)	(5,377)	12,630
Net (decrease) increase in cash		(292)	99	(1,770)
Cash and cash equivalents, beginning of year		526	427	2,197
Cash and cash equivalents, end of year		$ 234	$ 526	$ 427

[1]	Eliminates in consolidation.
[2]	The Bank is required to obtain approval from state regulators before paying dividends.